Income Taxes - Income Taxes Expense (Benefit) (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current:
Federal					$ (627)	$ 390	$ 430
State					(200)	62	128
Foreign					266	217	247
Total current expense (benefit)					(561)	669	805
Deferred:
Federal					(922)	(334)	325
State					(230)	43	51
Foreign					30		23
Total deferred expense (benefit)					(1,122)	(291)	399
Total income tax expense (benefit)	$ 188	$ (1,610)	$ 489	$ (2,106)	$ (1,683)	$ 378	$ 1,204